UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
               ___________________________________________________

                   Investment Grade Municipal Income Fund Inc.
  ____________________________________________________________________________
               (Exact name of registrant as specified in charter)

              51 West 52(nd) Street, New York, New York 10019-6114
  ____________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                              51 West 52(nd) Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              INVESTMENT GRADE MUNICIPAL
              INCOME FUND INC.
              SEMIANNUAL REPORT
              MARCH 31, 2006

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

May 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for Investment Grade Municipal Income Fund Inc. (the "Fund")for the six-month period ended March 31, 2006.

PERFORMANCE

Over the six-month period, the Fund returned 0.97% on a net asset value basis and 5.50% on a market price basis. Over the same period, the median returns for the Fund's peer group, the Lipper General Municipal Debt Funds (Leveraged), were 1.55% and 3.97% based on net asset value and market price, respectively. Finally, the Fund's benchmark, the Lehman Brothers Municipal Bond Index (the "Index") returned 0.98% for the period. (For more performance information, please refer to "Performance at a Glance" on page 6.)

The Fund continued to use leverage during the period, which was slightly more than 41% of total assets as of March 31, 2006. While short-term rates rose over the period and increased the Fund's borrowing costs, this leverage still had a positive effect on the Fund's income during the reporting period, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns within the Fund's peer group.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

INVESTMENT GOAL:

High level of current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO MANAGER:

Kevin McIntyre
UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:

November 6, 1992

NYSE SYMBOL:

PPM

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER KEVIN McINTYRE

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The past six months were a rather volatile period for the economy. Energy prices, which had been exacerbated after Hurricanes Katrina and Rita hit the Gulf Coast, remained high throughout the period. Consumer confidence, after plunging in September, continued to slide in October before recovering fairly steadily during the next four months. Despite the rebound at year-end, the fourth quarter saw a substantial

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

   drop-off in gross domestic product (GDP) growth after a disappointing holiday season, with the economy expanding at just 1.7%--the lowest rate since 2003. The first quarter of 2006 was much improved, however, with the economy growing at 4.8% according to advance estimates, its highest growth rate in nearly three years.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?

A. The Fed--headed by its new chairman, Ben Bernanke--continued its tightening campaign, raising the federal funds rate 25 basis points on four separate occasions during the reporting period, and once more after the period ended, to bring the fed funds rate to 5.00%. (The federal funds rate is the interest rate banks charge each other for overnight loans.)

   The market consensus seems to be that the Fed may be near the end of this current tightening policy (the Fed has raised rates at 16 consecutive meetings since June 2004). While we can't be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that 2006 will be the year of uninterrupted rate increases that 2005 was.

Q. HOW DID THE MUNICIPAL BOND MARKET PERFORM IN THIS ENVIRONMENT?

A. Over the reporting period, the municipal bond market outperformed Treasuries. Both municipal bonds and Treasuries saw their yields rise over this time period, but municipal bonds outperformed on a percentage basis. The most significant outperformance was on the long end of the yield curve, in the 30-year area, which made it the best-performing segment of the municipal bond market.

   The one notable exception to municipal bonds' trend of outperformance was on the front end of the yield curve, as shorter-dated issues underperformed similarly dated Treasuries.

Q. HOW DID YOU POSITION THE PORTFOLIO DURING THE PERIOD WITH REGARD TO THE YIELD CURVE?

A. Our expectation during the reporting period was that yields would continue to rise in concert with the Fed's interest rate increases. Given that belief, we maintained a defensive duration position relative to the Fund's Lipper peer group.

   However, we did take the opportunity to extend the Fund's duration opportunistically during the period. As of March 31, 2006, the Fund's duration (a measure of its sensitivity to interest rate changes) was increased from where it was six months ago. We believed that the

--------------------------------------------------------------------------------
2

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

   general reaction of the municipal bond market to rising interest rates would be somewhat less severe than it had been over the prior reporting period, and that a somewhat longer duration would better position the Fund versus its Lipper peers.

   In terms of positioning, we increased our exposure in the longer area of the yield curve, concentrating on securities with maturity dates of 20 years and longer, and we decreased our position in the 10- to 15-year area of the curve. Both moves clearly benefited the portfolio on an absolute basis, as the longer end of the curve performed better than other areas, including the intermediate area. However, our underweight exposure to the 30-year area detracted somewhat from the Fund's relative performance versus the Index and its Lipper peers.

Q. FROM A SECTOR STANDPOINT, WHAT WERE IMPORTANT POSITIONS FOR THE FUND?

A. We strive to maintain a well-diversified portfolio regardless of market conditions, and as a result, the Fund holds bonds in a number of different industry sectors and subsectors. Over the past six months, however, we focused particularly on the water and airport sectors. Our research indicates that the water sector tends to have stronger revenue and earnings stability than some other sectors of the municipal market, even in changing economic climates. We found relative value in the water sector versus other sectors, and given the sector's relative stability, we added selectively to positions there, making it the Fund's largest sector position as of period end.

   Meanwhile, the airport sector continued to rebound during the period. A significant portion of airport sector bonds are subject to the Alternative Minimum Tax (AMT), and tend to offer higher yields. During the period, we purchased NYC IDA revenue bonds for the Terminal One Group Association. The bonds are rated A3/BBB+, are subject to AMT and have performed well over this period. In addition, these bonds helped us to diversify the credit quality of the portfolio.

   While our long-term outlook for the healthcare sector as a whole remains negative, we see positive trends developing for certain healthcare providers that have stable or improving finances and strong market share. With that in mind, we have selectively added to our holdings in this sector, and performance has been solid in recent months. Nonetheless, we remained underweight to the sector on the whole, which ultimately detracted from relative returns.

   Although the tobacco sector posted very strong performance again during the reporting period, we continued to avoid it, which detracted

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

   from performance during the period. We do not believe the potential rewards in the tobacco sector are commensurate with the risks our analysis indicates these bonds entail. In an attempt to concentrate Fund assets on risks we feel are likely to be compensated, we minimized our exposure to the sector.

Q. DID THE FUND FOCUS ON ANY SPECIFIC STATES OR REGIONS?

A. From a regional standpoint, we continued to focus on states that exhibited improved fiscal health and offered attractively valued municipal bonds. Issues that we believe met that definition included long-term California bonds and New York securities. Those two states combined represented more than 36% of the Fund's total investments as of period end.

Q. WHAT FACTORS DO YOU BELIEVE WILL AFFECT THE FUND OVER THE COMING MONTHS?

A. We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely play a role in the Fed's future decisions on interest rates. The direction and magnitude of interest rate changes will continue to play a significant role in our duration strategy, as we seek to mitigate the effects of rising rates on the portfolio. Overall, the portfolio remains well diversified, and we anticipate continuing to seek out tax-advantaged yield opportunities while maintaining liquidity.

--------------------------------------------------------------------------------
4

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. DOUGLAS BECK, CFA
President
Investment Grade Municipal Income Fund Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Kevin McIntyre

KEVIN McINTYRE
Portfolio Management Team
Investment Grade Municipal Income Fund Inc.
Director
UBS Global Asset Management (Americas) Inc.

/s/ Elbridge T. Gerry III

ELBRIDGE T. GERRY III
Portfolio Management Team
Investment Grade Municipal Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended March 31, 2006. The views and opinions in the letter were current as of May 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 3/31/06

NET ASSET VALUE RETURNS                         6 MONTHS     1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.       0.97%       4.31%      5.91%       6.01%
--------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds
   (Leveraged) median                             1.55%       5.94%      6.73%       6.59%
============================================================================================
MARKET PRICE RETURNS
--------------------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.       5.50%      10.51%      5.57%       7.29%
--------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds
   (Leveraged) median                             3.97%      11.88%      7.91%       6.99%
============================================================================================
INDEX RETURNS
--------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index              0.98%       3.81%      5.18%       5.87%
============================================================================================

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NAV RETURN ASSUMES, FOR ILLUSTRATION ONLY, THAT DIVIDENDS WERE REINVESTED AT THE NET ASSET VALUE ON THE PAYABLE DATES. NAV AND MARKET PRICE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE CUMULATIVE. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER COULD PAY ON FUND DISTRIBUTIONS.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/06
--------------------------------------------------------------------------------------------
Market Price                                                                          $13.39
--------------------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)                         $15.05
--------------------------------------------------------------------------------------------
Net Investment Income Dividends paid to common shareholders
   during the twelve months ended 3/31/06                                            $0.7065
--------------------------------------------------------------------------------------------
March 2006 Dividend                                                                   $0.063
--------------------------------------------------------------------------------------------
Market Yield*                                                                          5.65%
--------------------------------------------------------------------------------------------
NAV Yield*                                                                             5.02%
============================================================================================

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
6

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                       3/31/06               9/30/05                3/31/05
--------------------------------------------------------------------------------------------
Net Assets Applicable to Common
   Shareholders (mm)                   $155.8                $162.2                 $160.5
--------------------------------------------------------------------------------------------
Weighted Average Maturity            15.9 yrs              14.5 yrs               11.5 yrs
--------------------------------------------------------------------------------------------
Weighted Average Duration             5.5 yrs               4.1 yrs                4.3 yrs
--------------------------------------------------------------------------------------------
Weighted Average Coupon                  5.2%                  5.2%                   5.1%
--------------------------------------------------------------------------------------------
Leverage**                              41.3%                 40.4%                  40.6%
--------------------------------------------------------------------------------------------
Callable/Maturing Within
   Five Years*                           9.9%                  9.1%                  19.5%
--------------------------------------------------------------------------------------------
Callable/Maturing Beyond
   Five Years*                          90.1%                 90.9%                  80.5%
============================================================================================

PORTFOLIO COMPOSITION***              3/31/06               9/30/05                3/31/05
--------------------------------------------------------------------------------------------
Long-Term Municipal Bonds              159.6%                159.1%                 147.9%
--------------------------------------------------------------------------------------------
Short-Term Municipal Notes               8.8                   4.1                   18.6
--------------------------------------------------------------------------------------------
Futures                                  0.0(+)                0.8                    0.1
--------------------------------------------------------------------------------------------
Other Assets Less Liabilities            2.2                   3.8                    1.9
--------------------------------------------------------------------------------------------
Liquidation Value of Auction
   Preferred Shares                    (70.6)                (67.8)                 (68.5)
--------------------------------------------------------------------------------------------
TOTAL                                  100.0%                100.0%                 100.0%
============================================================================================

CREDIT QUALITY***                     3/31/06               9/30/05                3/31/05
--------------------------------------------------------------------------------------------
AAA                                     93.1%                 88.2%                  66.3%
--------------------------------------------------------------------------------------------
AA                                      14.3                  23.4                   27.5
--------------------------------------------------------------------------------------------
A                                       16.6                  15.0                   19.0
--------------------------------------------------------------------------------------------
BBB                                     17.9                  13.9                   19.0
--------------------------------------------------------------------------------------------
BB                                         -                   1.2                      -
--------------------------------------------------------------------------------------------
A-1                                      8.8                   0.7                   16.8
--------------------------------------------------------------------------------------------
Nonrated                                17.7                  20.8                   17.9
--------------------------------------------------------------------------------------------
Futures                                  0.0(+)                0.8                    0.1
--------------------------------------------------------------------------------------------
Other Assets Less Liabilities            2.2                   3.8                    1.9
--------------------------------------------------------------------------------------------
Liquidation Value of Auction
   Preferred Shares                    (70.6)                (67.8)                 (68.5)
--------------------------------------------------------------------------------------------
TOTAL                                  100.0%                100.0%                 100.0%
============================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
**   As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings shown are designated by Standard
     & Poor's Rating Group, an independent rating agency.
(+)  Represents less than 0.05% of net assets applicable to common shareholders.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED) (CONCLUDED)

TOP FIVE STATES*           3/31/06                      9/30/05                     3/31/05
--------------------------------------------------------------------------------------------
California                  19.4%    California          26.9%    California          19.8%
--------------------------------------------------------------------------------------------
New York                    16.8     Texas               18.5     Texas               10.4
--------------------------------------------------------------------------------------------
Texas                       12.0     New York             9.7     New York             9.9
--------------------------------------------------------------------------------------------
North Carolina               7.4     North Carolina       7.4     North Carolina       5.8
--------------------------------------------------------------------------------------------
Pennsylvania                 6.0     Pennsylvania         6.0     Indiana              5.6
--------------------------------------------------------------------------------------------
TOTAL                       61.6%                        68.5%                        51.5%
============================================================================================

TOP FIVE SECTORS*          3/31/06                      9/30/05                     3/31/05
--------------------------------------------------------------------------------------------
Water                       21.8%    Power               22.5%    Power               21.2%
--------------------------------------------------------------------------------------------
University                  14.2     Water               21.3     Hospital            10.9
--------------------------------------------------------------------------------------------
Power                       12.2     University           7.3     Lease               10.7
--------------------------------------------------------------------------------------------
Hospital                     9.6     Hospital             6.1     Water                8.9
--------------------------------------------------------------------------------------------
Airport                      8.5     Lease                5.5     University           7.9
--------------------------------------------------------------------------------------------
TOTAL                       66.3%                        62.7%                        59.6%
============================================================================================

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--159.65%
---------------------------------------------------------------------------------------------------------
ALASKA--1.99%
 $1,000     Alaska International
               Airports Revenues
               Refunding-Series A
               (MBIA Insured)(++)       Aaa           AAA          10/01/19        5.000%      $1,038,080
---------------------------------------------------------------------------------------------------------
  1,000     Alaska International
               Airports Revenues
               Refunding-Series A
               (MBIA Insured)(++)       Aaa           AAA          10/01/20        5.000        1,035,550
---------------------------------------------------------------------------------------------------------
  1,000     Alaska International
               Airports Revenues
               Refunding-Series A
               (MBIA Insured)(++)       Aaa           AAA          10/01/21        5.000        1,033,020
---------------------------------------------------------------------------------------------------------
                                                                                                3,106,650
=========================================================================================================
ARIZONA--1.63%
  2,380     Arizona State
               Transportation
               Board Highway
               Revenue-Series B         Aa1           AAA          07/01/18        5.250        2,540,888
=========================================================================================================
ARKANSAS--1.01%
  1,525     Little Rock Capital
               Improvement
               Revenue Parks
               & Recreation
               Projects-Series A         NR            NR          01/01/18        5.700        1,573,053
=========================================================================================================
CALIFORNIA--32.69%
  5,000     California Educational
               Facilities Authority
               Revenue
               Refunding-Pepperdine
               University-Series A
               (FGIC Insured)           Aaa           AAA          09/01/33        5.000        5,154,650
---------------------------------------------------------------------------------------------------------
  3,000     California Statewide
               Communities
               Development
               Authority-Irvine
               Apartment
               Communities-Series
               A-3 (Mandatory Put
               05/17/10 @ 100)         Baa2           BBB          05/15/25        5.100(+)     3,088,170
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)
 $1,750     California Statewide
               Communities
               Development
               Authority
               Revenue-Kaiser
               Permanente-Series H
               (Mandatory Put
               05/01/08 @ 100)            NR            A+          04/01/34      2.625%(+)    $1,699,198
---------------------------------------------------------------------------------------------------------
  2,150     Fontana Redevelopment
               Agency Tax Allocation
               Jurupa Hills
               Redevelopment
               Project A                  NR            A-          10/01/17      5.500         2,240,364
---------------------------------------------------------------------------------------------------------
  2,905     Inglewood Unified
               School District 1998
               Election-Series C
               (FSA Insured)             Aaa           AAA          10/01/28      5.000         3,013,444
---------------------------------------------------------------------------------------------------------
  2,390     Los Angeles County
               Sanitation District
               Financing Authority
               Revenue Capital
               Projects-District
               No. - 14 Subseries B
               (FGIC Insured)             NR           AAA          10/01/28      5.000         2,500,370
---------------------------------------------------------------------------------------------------------
  6,250     Los Angeles Wastewater
               Systems Revenue
               Refunding-Series A
               (FSA Insured)             Aaa           AAA          06/01/32      5.000         6,455,500
---------------------------------------------------------------------------------------------------------
  3,200     Los Angeles Water &
               Power Revenue Power
               Systems-Series A-A-1
               (FSA Insured)             Aaa           AAA          07/01/21      5.250         3,382,880
---------------------------------------------------------------------------------------------------------
  5,000     Los Angeles Water &
               Power Revenue
               Refunding Power
               Systems-Series A,
               Subseries A-2
               (MBIA Insured)            Aaa           AAA          07/01/27      5.000         5,181,000
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
CALIFORNIA--(CONCLUDED)
$10,000     Sacramento County
               Sanitation District
               Financing Authority
               Revenue Refunding
               (AMBAC Insured)          Aaa           AAA          12/01/27       5.000%      $10,269,400
---------------------------------------------------------------------------------------------------------
  2,600     San Diego County
               Regional Airport
               Authority Revenue
               Refunding (AMBAC
               Insured)(++)             Aaa           AAA          07/01/16       5.250         2,778,360
---------------------------------------------------------------------------------------------------------
  5,000     University of California
               Revenue-Series A
               (AMBAC Insured)#         Aaa           AAA          05/15/28       5.000         5,178,400
---------------------------------------------------------------------------------------------------------
                                                                                               50,941,736
=========================================================================================================
COLORADO--1.03%
  1,527     University of Colorado
               Participation Interests   NR            A+          12/01/13       6.000         1,611,098
=========================================================================================================
FLORIDA--6.19%
  3,350     Florida Board of
               Education Capital
               Outlay-Series E
               (FGIC Insured)           Aaa           AAA          06/01/24       5.000         3,480,013
---------------------------------------------------------------------------------------------------------
  1,175     Gainesville Utilities
               Systems Revenue-
               Series A                 Aa2            AA          10/01/20       5.250         1,266,204
---------------------------------------------------------------------------------------------------------
  2,000     Miami-Dade County
               Aviation Revenue-Series B
               (XLCA Insured)(++)       Aaa           AAA          10/01/13       5.000         2,101,380
---------------------------------------------------------------------------------------------------------
  2,700     Miami-Dade County
               Aviation Revenue-Series B
               (XLCA Insured)(++)       Aaa           AAA          10/01/18       5.000         2,803,437
---------------------------------------------------------------------------------------------------------
                                                                                                9,651,034
=========================================================================================================

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
ILLINOIS--0.97%
 $1,200     Illinois Educational
               Facilities Authority
               Revenue-Augustana
               College-Series A         Baa1            NR         10/01/22       5.625%       $1,257,588
---------------------------------------------------------------------------------------------------------
    250     Metropolitan Pier &
               Exposition Authority       A1            NR         06/15/27       6.500           250,515
---------------------------------------------------------------------------------------------------------
                                                                                                1,508,103
=========================================================================================================
INDIANA--4.65%
  4,480     Indiana Health Facility
               Financing Authority
               Revenue Ascension
               Health Subordinated
               Credit-A                  Aa3           AA-         04/01/10       5.000         4,661,753
---------------------------------------------------------------------------------------------------------
  2,500     Indianapolis Airport
               Authority Revenue
               Refunding-Special
               Facilities-FedEx Corp.
               Project (Federal Express
               Co. Insured)(++)         Baa2           BBB         01/15/17       5.100         2,585,825
---------------------------------------------------------------------------------------------------------
                                                                                                7,247,578
=========================================================================================================
KENTUCKY--1.32%
  2,055     Boone County Pollution
               Control Revenue-
               Dayton Power &
               Light Co.-Series A       Baa1          BBB-         11/15/22       6.500         2,059,398
=========================================================================================================

MASSACHUSETTS--7.32%
  5,000     Massachusetts Health
               & Educational Facilities
               Authority Revenue-
               Harvard University-
               Series B                  Aaa           AAA         07/15/32       5.000         5,230,300
---------------------------------------------------------------------------------------------------------
  6,000     Massachusetts Health
               & Educational Facilities
               Authority Revenue-
               Harvard University-
               Series DD                 Aaa           AAA         07/15/35       5.000         6,179,220
---------------------------------------------------------------------------------------------------------
                                                                                               11,409,520
=========================================================================================================

--------------------------------------------------------------------------------
12

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
MICHIGAN--4.69%
 $2,055     Michigan State Hospital
               Finance Authority
               Revenue Ascension
               Health Subordinated
               Credit-A                 Aa3           AA-          05/01/12       5.000%       $2,150,578
---------------------------------------------------------------------------------------------------------
  5,000     Michigan State Hospital
               Finance Authority
               Revenue Refunding-
               Trinity Health
               Credit-Series D          Aa3           AA-          08/15/25       5.000         5,158,300
---------------------------------------------------------------------------------------------------------
                                                                                                7,308,878
=========================================================================================================
MINNESOTA--0.99%
  1,500     Shakopee Health Care
               Facilities-Saint Francis
               Regional Medical Center
               Revenue Refunding         NR           BBB          09/01/17       5.000         1,545,645
=========================================================================================================
NEVADA--4.39%
  6,750     Clark County Pollution
               Control Revenue-
               Nevada Power Co.
               Project-Series B
               (FGIC Insured)           Aaa           AAA          06/01/19       6.600         6,834,577
=========================================================================================================
NEW JERSEY--6.71%
 10,000     New Jersey State
               Educational Facilities
               Authority Revenue
               Princeton University-
               Series D                 Aaa           AAA          07/01/29       5.000        10,460,000
=========================================================================================================
NEW YORK--28.24%
  4,030     Long Island Power
               Authority Electric
               Systems Revenue-
               Series C                  A3            A-          09/01/17       5.500         4,352,763
---------------------------------------------------------------------------------------------------------
  1,765     Metropolitan
               Transportation Authority
               New York Dedicated
               Tax Fund-Series A
               (FSA Insured)            Aaa           AAA          11/15/24       5.250         1,885,073
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
NEW YORK--(CONTINUED)
 $2,500     New York City General
               Obligation-Series G       A1             A+         08/01/13       5.000%       $2,645,500
---------------------------------------------------------------------------------------------------------
  4,815     New York City General
               Obligation-Series O       A1             A+         06/01/24       5.000         4,986,607
---------------------------------------------------------------------------------------------------------
  2,000     New York City Industrial
               Development Agency
               Special Facilities
               Revenue-Terminal
               One Group
               Association
               Project (++)              A3           BBB+         01/01/15       5.500         2,135,740
---------------------------------------------------------------------------------------------------------
  2,750     New York City
               Industrial Development
               Agency Special Facilities
               Revenue-Terminal
               One Group Association
               Project (++)              A3           BBB+         01/01/17       5.500(+)      2,931,362
---------------------------------------------------------------------------------------------------------
  3,250     New York City Industrial
               Development Agency
               Special Facilities
               Revenue-Terminal
               One Group Association
               Project (++)              A3           BBB+         01/01/18       5.500(+)      3,461,705
---------------------------------------------------------------------------------------------------------
  3,000     New York City Municipal
               Water Finance
               Authority Water &
               Sewer Systems
               Revenue-Series
               C (MBIA Insured)         Aaa            AAA         06/15/26       5.000         3,134,850
---------------------------------------------------------------------------------------------------------
  8,000     New York City
               Municipal Water
               Finance Authority
               Water & Sewer Systems
               Revenue-Series
               C (MBIA Insured)         Aaa            AAA         06/15/27       5.000         8,353,440
---------------------------------------------------------------------------------------------------------
  3,140     Triborough Bridge
               & Tunnel Authority
               Revenue-Series B         Aa2            AA-         11/15/19       5.250         3,372,831
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
NEW YORK--(CONCLUDED)
 $6,400     Triborough Bridge
               & Tunnel Authority
               Revenue-Subordinate
               Bonds                     Aa3            A+         11/15/30       5.250%       $6,740,224
---------------------------------------------------------------------------------------------------------
                                                                                               44,000,095
=========================================================================================================
NORTH CAROLINA--12.41%
  5,000     North Carolina Eastern
               Municipal Power
               Agency-Series A          Baa2           BBB         01/01/11       5.500         5,310,100
---------------------------------------------------------------------------------------------------------
  2,000     North Carolina Eastern
               Municipal Power
               Agency-Series A          Baa2           BBB         01/01/12       5.500         2,138,840
---------------------------------------------------------------------------------------------------------
  3,065     North Carolina Eastern
               Municipal Power
               Agency-Series A
               (Escrowed to
               Maturity)                Baa2           AAA         01/01/21       6.400         3,699,945
---------------------------------------------------------------------------------------------------------
  8,745     North Carolina State
               Public Improvement-
               Series A                  Aa1           AAA         03/01/24       4.000         8,190,392
---------------------------------------------------------------------------------------------------------
                                                                                               19,339,277
=========================================================================================================
OHIO--6.89%
  2,185     Ohio State Higher
               Education-Series B        Aa1           AA+         11/01/17       5.250         2,338,365
---------------------------------------------------------------------------------------------------------
  8,000     Ohio State Water
               Development
               Authority-Water
               Quality Pollution
               Control                   Aaa           AAA         06/01/24       5.000         8,393,040
---------------------------------------------------------------------------------------------------------
                                                                                               10,731,405
=========================================================================================================
PENNSYLVANIA--10.07%
  7,125     Allegheny County
               Sanitation Authority
               Sewer Revenue
               Refunding-Series A
               (MBIA Insured)            Aaa           AAA         12/01/24       5.000         7,458,236
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
---------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONCLUDED)
 $5,000     Northumberland County
               Authority-Guaranteed
               Lease Revenue-
               Mountain View
               Manor Project              NR           NR          10/01/20       7.000%       $5,196,650
---------------------------------------------------------------------------------------------------------
  3,000     Susquehanna Area
               Regional Airport
               Authority Airport
               Systems Revenue-
               Subseries D              Baa2           NR          01/01/18       5.375         3,039,540
---------------------------------------------------------------------------------------------------------
                                                                                               15,694,426
=========================================================================================================
PUERTO RICO--2.01%
  3,000     Puerto Rico Housing
               Finance Authority-
               Capital Funding
               Program (HUD
               Insured)                  Aa3           AA          12/01/18       5.000         3,133,740
=========================================================================================================
RHODE ISLAND--1.16%
  1,600     Rhode Island Health
               & Educational Building
               Corp. Revenue
               Refunding-Hospital
               Financing-Lifespan
               Obligation-Series A        A3           A-          05/15/11       5.000         1,662,480
---------------------------------------------------------------------------------------------------------
    145     Rhode Island Housing
               & Mortgage Finance
               Corp. Homeownership
               Opportunity-
               Series 10-A               Aa2          AA+          04/01/27       6.500           145,180
---------------------------------------------------------------------------------------------------------
                                                                                                1,807,660
=========================================================================================================
SOUTH CAROLINA--0.69%
  1,000     Greenville
               Waterworks Revenue        Aa1          AAA          02/01/20       5.250         1,077,760
=========================================================================================================
SOUTH DAKOTA--0.73%
  1,120     Standing Rock South
               Dakota New Public
               Housing**                  NR           NR          08/07/13       6.000         1,143,166
=========================================================================================================

--------------------------------------------------------------------------------
16

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       MOODY'S         S&P          MATURITY      INTEREST
  (000)                                       RATING         RATING          DATES         RATES         VALUE
-----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)
-----------------------------------------------------------------------------------------------------------------
TENNESSEE--1.66%
 $2,500     Memphis-Shelby
               County Airport
               Authority Special
               Facilities Revenue-
               Federal Express Corp.            Baa2          BBB          09/01/09       5.000%       $2,583,050
=================================================================================================================
TEXAS--20.21%
  6,665     Austin Water &
               Wastewater System
               Revenue Refunding
               (MBIA Insured)                    Aaa          AAA          05/15/28       5.000         6,922,602
-----------------------------------------------------------------------------------------------------------------
  4,000     Coastal Bend Health
               Facilities Development-
               Incarnate Word
               Health System
               (Escrowed to
               Maturity)
               (AMBAC Insured)                   Aaa          AAA          01/01/17       6.300         4,470,120
-----------------------------------------------------------------------------------------------------------------
    210     Eagle Mountain &
               Saginaw Independent
               School District-School
               Building-Unrefunded
               Balance-(PSF-GTD)                 Aaa          AAA          08/15/14       5.375           225,378
-----------------------------------------------------------------------------------------------------------------
  5,390     Frisco Independent
               School District Refunding-
               School Building-
               Series C (PSF-GTD)                Aaa           NR          08/15/24       5.000         5,627,484
-----------------------------------------------------------------------------------------------------------------
  6,647     Harris County
               Texas Lease[double daggar]         NR           NR          05/01/20       6.750         6,423,136
-----------------------------------------------------------------------------------------------------------------
  3,007     Houston Community
               College System
               Certificates of
               Participation[double daggar]       NR           NR          06/15/25       7.875         3,125,214
-----------------------------------------------------------------------------------------------------------------
  3,000     Humble Independent
               School District-
               School Building
               (PSF-GTD)                         Aaa          AAA          02/15/28       5.000         3,118,350
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S         S&P          MATURITY      INTEREST
  (000)                                RATING         RATING          DATES         RATES        VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)
---------------------------------------------------------------------------------------------------------
TEXAS--(CONCLUDED)
 $1,485     Lower Colorado
               River Authority
               Transmission
               Contract Revenue
               (FSA Insured)             Aaa           AAA          05/15/20        5.250%     $1,578,956
---------------------------------------------------------------------------------------------------------
                                                                                               31,491,240
=========================================================================================================
Total Long-Term Municipal Bonds (cost--$247,412,552)                                          248,799,977
=========================================================================================================

SHORT-TERM MUNICIPAL NOTES--8.76%
---------------------------------------------------------------------------------------------------------
ALABAMA--0.71%
  1,100     Montgomery Industrial
               Development Board
               Pollution Control &
               Solid Waste
               Disposal Refunding-
               General Electric Co.
               Project                  VMIG-1        A-1+         04/03/06         3.170*      1,100,000
=========================================================================================================
ILLINOIS--4.68%
  7,300     Chicago Board of
               Education-Dedicated
               Revenues-Series D-2
               (CIFG Insured)           VMIG-1        A-1+         04/03/06         3.170*      7,300,000
=========================================================================================================
KENTUCKY--1.16%
  1,800     Kentucky Economic
               Development
               Finance Authority
               Hospital Facilities
               Revenue-Baptist
               Healthcare-Series C
               (MBIA Insured)           VMIG-1         A-1         04/03/06         3.190*      1,800,000
=========================================================================================================
MISSOURI--1.44%
  2,250     Missouri Health &
               Educational Facilities
               Authority Revenue-
               Washington University-
               Series B (SPA-Dexia
               Insured)                 VMIG-1        A-1+         04/03/06         3.120*      2,250,000
=========================================================================================================

--------------------------------------------------------------------------------
18

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S         S&P          MATURITY      INTEREST
  (000)                               RATING         RATING          DATES         RATES         VALUE
---------------------------------------------------------------------------------------------------------
SHROT-TERM MUNICIPAL BONDS--(CONCLUDED)
---------------------------------------------------------------------------------------------------------
OREGON--0.77%
 $1,200     Oregon Health Housing
               Educational & Cultural
               Facilities Authority-
               Peacehealth (U.S. Bank
               N.A. Insured)            NR            A-1+         04/03/06       3.140%*      $1,200,000
=========================================================================================================
Total Short-Term Municipal Notes (cost--$13,650,000)                                           13,650,000
=========================================================================================================
Total Investments (cost--$261,062,552)--168.41%                                               262,449,977
---------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--2.17%                                                    3,386,652
---------------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares--(70.58)%                                      (110,000,000)
---------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders--100.00%                                        $155,836,629
=========================================================================================================

(+) Floating rate security. The interest rate shown is the current rate as of March 31, 2006.
(++) Security subject to Alternative Minimum Tax.
#    Partial amount pledged as collateral for futures transactions.
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2006.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.73% of net assets applicable to common shareholders as of March 31, 2006, is considered illiquid and restricted. (See table below for more information).

                                                      ACQUISITION                 MARKET
                                                       COST AS A                VALUE AS A
                                                      PERCENTAGE                PERCENTAGE
ILLIQUID AND              ACQUISITION   ACQUISITION    OF COMMON    MARKET      OF COMMON
RESTRICTED SECURITY           DATE          COST       NET ASSETS    VALUE      NET ASSETS
------------------------------------------------------------------------------------------
Standing Rock
   South Dakota
   New Public
   Housing, 6.000%,
   08/07/13               08/08/02       $1,120,487       0.72%    $1,143,166      0.73%
==========================================================================================

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

[double dagger] The securities detailed in the table below are considered illiquid and restricted and represent 6.13% of net assets applicable to common shareholders as of March 31, 2006.

                                                       ACQUISITION                MARKET
                                                        COST AS A               VALUE AS A
                                                       PERCENTAGE               PERCENTAGE
ILLIQUID AND              ACQUISITION   ACQUISITION     OF COMMON   MARKET      OF COMMON
RESTRICTED SECURITY           DATE          COST        NET ASSETS   VALUE      NET ASSETS
------------------------------------------------------------------------------------------
Harris County
  Texas Lease,
  6.750%,
  05/01/20                 09/07/00      $6,647,214       4.27%    $6,423,136      4.12%
------------------------------------------------------------------------------------------
Houston Community
  College System
  Certificates of
  Participation,
  7.875%,
  06/15/25                 04/22/02       3,007,095       1.93      3,125,214      2.01
------------------------------------------------------------------------------------------
                                         $9,654,309       6.20%    $9,548,350      6.13%
==========================================================================================

AMBAC     --    American Municipal Bond Assurance Corporation
CIFG      --    CDC IXIS Financial Guaranty
FGIC      --    Financial Guaranty Insurance Company
FSA       --    Financial Security Assurance
GTD       --    Guaranteed
HUD       --    Housing and Urban Development
MBIA      --    Municipal Bond Investors Assurance
NR        --    Not Rated
PSF       --    Permanent School Fund
SPA       --    Standby Purchase Agreement
XLCA      --    XL Capital Assurance

FUTURES CONTRACTS

NUMBER OF                                         IN             EXPIRATION         UNREALIZED
CONTRACTS        CONTRACTS TO DELIVER        EXCHANGE FOR           DATE           APPRECIATION
-----------------------------------------------------------------------------------------------
                   U.S. Treasury Note
     35             10 Year Futures           $3,777,126          June 2006           $53,454
===============================================================================================

                 See accompanying notes to financial statements

================================================================================
20

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006 (UNAUDITED)

ASSETS:

Investments in securities, at value (cost-$261,062,552)                   $262,449,977
--------------------------------------------------------------------------------------
Cash                                                                            52,994
--------------------------------------------------------------------------------------
Receivable for interest                                                      3,585,212
--------------------------------------------------------------------------------------
Other assets                                                                    30,268
--------------------------------------------------------------------------------------
Total assets                                                               266,118,451
--------------------------------------------------------------------------------------
LIABILITIES:

Payable to investment advisor and administrator                                159,195
--------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                             16,730
--------------------------------------------------------------------------------------
Payable for variation margin                                                     2,734
--------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                         103,163
--------------------------------------------------------------------------------------
Total liabilities                                                              281,822
--------------------------------------------------------------------------------------
Auction preferred shares series A, B and C-2,200 non-participating shares authorized, issued and outstanding; $0.001 par value per auction preferred share; $50,000 liquidation value per auction
  preferred share                                                          110,000,000
--------------------------------------------------------------------------------------
Net assets applicable to common shareholders                              $155,836,629
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Common Stock-$0.001 par value per common share; 199,998,400
  shares authorized; 10,356,667 shares issued and outstanding             $153,239,012
--------------------------------------------------------------------------------------
Undistributed net investment income                                            769,655
--------------------------------------------------------------------------------------
Accumulated net realized gain from investment activities and futures           387,083
--------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                       1,440,879
--------------------------------------------------------------------------------------
Net assets applicable to common shareholders                              $155,836,629
--------------------------------------------------------------------------------------
Net asset value per common share ($155,836,629 applicable to 10,356,667
  common shares outstanding)                                                    $15.05
======================================================================================

                 See accompanying notes to financial statements

================================================================================

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                            For the Six
                                                                           Months Ended
                                                                          March 31, 2006
                                                                            (unaudited)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                      $6,282,429
----------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                    1,208,416
----------------------------------------------------------------------------------------
Auction preferred shares expenses                                                157,907
----------------------------------------------------------------------------------------
Custody and accounting fees                                                       71,660
----------------------------------------------------------------------------------------
Professional fees                                                                 42,119
----------------------------------------------------------------------------------------
Reports and notices to shareholders                                               33,249
----------------------------------------------------------------------------------------
Stock exchange listing fees                                                       11,093
----------------------------------------------------------------------------------------
Transfer agency fees                                                               7,019
----------------------------------------------------------------------------------------
Directors' fees                                                                    6,623
----------------------------------------------------------------------------------------
Insurance fees                                                                     5,721
----------------------------------------------------------------------------------------
Other expenses                                                                     9,618
----------------------------------------------------------------------------------------
                                                                               1,553,425
----------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                       (268,537)
----------------------------------------------------------------------------------------
Net expenses                                                                   1,284,888
----------------------------------------------------------------------------------------
Net investment income                                                          4,997,541
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:

Net realized gains from:
  Investments                                                                    483,707
----------------------------------------------------------------------------------------
  Futures                                                                      2,099,422
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                                 (2,773,345)
----------------------------------------------------------------------------------------
  Futures                                                                     (1,259,295)
----------------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities                   (1,449,511)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION PREFERRED SHAREHOLDERS FROM:

Net investment income                                                           (800,430)
----------------------------------------------------------------------------------------
Net realized gain from investment activities                                  (1,187,664)
----------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders      (1,988,094)
----------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting
  from operations                                                             $1,559,936
========================================================================================

                 See accompanying notes to financial statements

================================================================================
22

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

                                                      For the Six
                                                      Months Ended          For the
                                                     March 31, 2006       Year Ended
                                                      (unaudited)     September 30, 2005
----------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                   $4,997,541         $9,882,683
----------------------------------------------------------------------------------------
Net realized gains from investment activities
  and futures                                            2,583,129          3,290,230
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments and futures                            (4,032,640)        (3,535,592)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO AUCTION
  PREFERRED SHAREHOLDERS FROM:

Net investment income                                     (800,430)        (2,191,349)
----------------------------------------------------------------------------------------
Net realized gains from investment activities           (1,187,664)          (152,322)
----------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
  preferred shareholders                                (1,988,094)        (2,343,671)
----------------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations                 1,559,936          7,293,650
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO COMMON
   SHAREHOLDERS FROM:

Net investment income                                   (3,666,261)        (7,663,934)
----------------------------------------------------------------------------------------
Net realized gains from investment activities           (4,216,199)        (1,207,587)
----------------------------------------------------------------------------------------
Total dividends and distributions paid to common
  shareholders                                          (7,882,460)        (8,871,521)
----------------------------------------------------------------------------------------
Net decrease in net assets applicable to common
  shareholders                                          (6,322,524)        (1,577,871)
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                    162,159,153        163,737,024
----------------------------------------------------------------------------------------
End of period                                         $155,836,629       $162,159,153
========================================================================================
Accumulated undistributed net investment income           $769,655           $238,805
========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnifications for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

--------------------------------------------------------------------------------
24

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter
("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a separate account with the futures broker through which the transaction was effected an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a rate level that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board had approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM had served as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund paid UBS Global AM an investment advisory and administration fee, which was accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. UBS Global AM had agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee was 0.70% of average weekly net assets applicable to holders of common and auction preferred shares. This waiver will continue indefinitely unless the Board agrees to any change. At March 31, 2006, the Fund owed UBS Global AM $159,195, which is composed of $204,679 of investment advisory and administration

--------------------------------------------------------------------------------
26

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

fees less fees waived of $45,484. For the six months ended March 31, 2006, UBS Global AM waived $268,537 of investment advisory and administration fees from the Fund. (After the end of the fiscal period, the Advisory Contract was transferred to an affiliate of UBS Global AM as explained in the Subsequent Event note further below.)

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended March 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $40,392,976. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund's Auction Preferred Shares and receive compensation therefore. Amounts received by Morgan Stanley, if any, will vary depending upon that firm's participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, and 600 shares of auction preferred shares Series C, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends and/or capital gain distributions, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates ranged

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

from 2.405% to 3.200% and capital gain distribution rates ranged from 3.750% to 5.375% for the six months ended March 31, 2006.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $81,829,332 and $88,401,438, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2005 was as follows:

DISTRIBUTIONS PAID FROM:                                                2005
-------------------------------------------------------------------------------
Tax-exempt income                                                    $9,850,254
-------------------------------------------------------------------------------
Ordinary income                                                          24,785
-------------------------------------------------------------------------------
Net long-term capital gains                                           1,340,153
-------------------------------------------------------------------------------
Total distributions paid                                            $11,215,192
===============================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending September 30, 2006.

--------------------------------------------------------------------------------
28

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at March 31, 2006 were as follows:

Tax cost of investments                                      $261,062,552
==========================================================================
Gross unrealized appreciation                                   2,959,371
--------------------------------------------------------------------------
Gross unrealized depreciation                                  (1,571,946)
--------------------------------------------------------------------------
Net unrealized appreciation                                    $1,387,425
==========================================================================

SUBSEQUENT EVENT

After the end of the fiscal period covered by this report, the investment advisory and administration contract (the "Advisory and Administration Contract") between the Fund and UBS Global AM was transferred to UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a sister company of UBS Global AM.

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (Americas), the Fund's Board of Directors approved the transfer of the Advisory and Administration Contract from UBS Global AM to UBS Global AM (Americas) effective April 1, 2006. All of the personnel of UBS Global AM who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM (Americas). UBS Global AM (Americas) has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM. The related fee waiver arrangement disclosed above continues in effect, but now with UBS Global AM (Americas). UBS Global AM and UBS Global AM (Americas) are both indirect wholly owned subsidiaries of UBS AG.

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below

                                                                                   For the Six
                                                                                   Months Ended
                                                                                  March 31, 2006
                                                                                   (unaudited)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $15.66
------------------------------------------------------------------------------------------------
Net investment income                                                                   0.48
------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities                  (0.14)
------------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
   Net investment income                                                               (0.08)
------------------------------------------------------------------------------------------------
   Net realized gains from investment activities                                       (0.11)
------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders               (0.19)
------------------------------------------------------------------------------------------------
Net increase from operations                                                            0.15
------------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
   Net investment income                                                               (0.35)
------------------------------------------------------------------------------------------------
   Net realized gains from investment activities                                       (0.41)
------------------------------------------------------------------------------------------------
Total dividends and distributions paid to common shareholders                          (0.76)
------------------------------------------------------------------------------------------------
Auction preferred shares offering expenses                                                --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $15.05
------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                           $13.39
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                                              5.50%
------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:

Total expenses, net of fee waivers by advisor                                           1.62%*
------------------------------------------------------------------------------------------------
Total expenses, before fee waivers by advisor                                           1.95%*
------------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends                         6.29%*
------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                           1.01%*
------------------------------------------------------------------------------------------------
Net investment income available to common shareholders,
   net of fee waivers by advisor                                                        5.28%*
------------------------------------------------------------------------------------------------
Net investment income available to common shareholders,
   before fee waivers by advisor                                                        4.95%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000's)                 $155,837
------------------------------------------------------------------------------------------------
Portfolio turnover                                                                        32%
------------------------------------------------------------------------------------------------
Asset coverage per share of auction perferred shares, end of period                 $120,835
------------------------------------------------------------------------------------------------

*    Annualized.
1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period of less than one year. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

--------------------------------------------------------------------------------
30

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

                     For the Years Ended September 30,
---------------------------------------------------------------------
   2005           2004          2003            2002          2001
---------------------------------------------------------------------
  $15.81         $16.31         $16.46         $16.15         $15.91
---------------------------------------------------------------------
    0.95           0.93           0.95           1.11           1.17
---------------------------------------------------------------------
   (0.02)          0.14           0.13           0.29           0.46
---------------------------------------------------------------------

   (0.21)         (0.08)         (0.07)         (0.12)         (0.23)
---------------------------------------------------------------------
   (0.01)         (0.03)         (0.02)         (0.01)         (0.07)
---------------------------------------------------------------------
   (0.22)         (0.11)         (0.09)         (0.13)         (0.30)
---------------------------------------------------------------------
    0.71           0.96           0.99           1.27           1.33
---------------------------------------------------------------------

   (0.74)         (0.93)         (0.96)         (0.93)         (0.90)
---------------------------------------------------------------------
   (0.12)         (0.49)         (0.18)         (0.03)         (0.19)
---------------------------------------------------------------------
   (0.86)         (1.42)         (1.14)         (0.96)         (1.09)
---------------------------------------------------------------------
      --          (0.04)            --             --             --
---------------------------------------------------------------------
  $15.66         $15.81         $16.31         $16.46         $16.15
---------------------------------------------------------------------
  $13.44         $14.25         $14.86         $15.60         $15.39
---------------------------------------------------------------------
    0.42%          5.57%          2.76%          7.96%         20.59%
---------------------------------------------------------------------

    1.66%          1.53%          1.45%          1.48%          1.49%
---------------------------------------------------------------------
    1.99%          1.86%          1.66%          1.67%          1.68%
---------------------------------------------------------------------
    6.04%          5.91%          5.89%          6.89%          7.30%
---------------------------------------------------------------------
    1.34%          0.53%          0.44%          0.73%          1.42%
---------------------------------------------------------------------

    4.70%          5.38%          5.45%          6.16%          5.88%
---------------------------------------------------------------------

    4.37%          5.05%          5.24%          5.97%          5.69%
---------------------------------------------------------------------

$162,159       $163,737       $168,888       $170,454       $167,295
---------------------------------------------------------------------
      49%            45%            51%            21%             8%
---------------------------------------------------------------------
$123,709       $124,426       $155,555       $156,534       $154,559
=====================================================================

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is available weekly in various publications. Effective as of April 1, 2006, the Fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc., an indirect wholly owned asset management subsidiary of UBS AG.

SHAREHOLDER MEETING INFORMATION

An annual meeting of shareholders of the Fund was held on February 3, 2006. At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard
R. Burt, Meyer Feldberg, Bernard B. Garil and Heather R. Higgins were elected to serve as directors until the next annual meeting of shareholders, or until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS:

                                                                   SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE          SHARES          WITHHOLD
ELECTION OF:                                     VOTED FOR        AUTHORITY
----------------------------------------------------------------------------
Richard Q. Armstrong                           9,358,716.845     592,102.754
----------------------------------------------------------------------------
David J. Beaubien                              9,356,081.845     594,737.754
----------------------------------------------------------------------------
Alan S. Bernikow                               9,359,750.845     591,068.754
----------------------------------------------------------------------------
Bernard B. Garil                               9,360,648.845     590,170.754
----------------------------------------------------------------------------
Heather R. Higgins                             9,360,743.845     590,075.754
============================================================================

AUCTION PREFERRED SHARES:

                                                                   SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE           SHARES         WITHHOLD
ELECTION OF:                                      VOTED FOR       AUTHORITY
----------------------------------------------------------------------------
Richard R. Burt                                     1,944             0
----------------------------------------------------------------------------
Meyer Feldberg                                      1,944             0
============================================================================

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority).

--------------------------------------------------------------------------------
32

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

--------------------------------------------------------------------------------
34

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of Investment Grade Municipal Income Fund Inc. (the "Fund") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Fund and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio manager for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because
(1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

and its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------
36

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information of management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer. It also was noted that UBS Global Americas would continue the current fee waiver arrangements.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------
38

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------
40

DIRECTORS

Richard Q. Armstrong                                     Meyer Feldberg
Chairman
                                                         Bernard B. Garil

David J. Beaubien                                        Heather R. Higgins

Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                                          Elbridge T. Gerry III
President                                                Vice President

Mark F. Kemper                                           Kevin McIntyre
Vice President and Secretary                             Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

                                                         ---------------
[LOGO OF UBS] UBS                                           PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                              PAID
                                                          COMPUTERSHARE
                                                         ---------------

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

   (a) (1) Code of Ethics -- Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons -- The registrant has not engaged in such a solicitation during the period covered by this report.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  June 6, 2006
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  June 6, 2006
       ------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  June 6, 2006
       ------------